Label	Element	Value
Innovator McKinley Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001415726_SupplementTextBlock
Innovator McKinley Income Fund (the “Fund”)

Supplement to the Fund’s Investor Class Prospectus and

Statement of Additional Information (“SAI”)

dated March 30, 2015 (as supplemented)

Effective January 1, 2016 (the “Effective Date”), the annual 12b-1 fee applicable to the Investor Class Shares of the Fund will be reduced to no greater than 0.10% of average daily net assets.  Accordingly, the following changes are made to the Fund’s Investor Class Prospectus and SAI:

Risk/Return [Heading]	rr_RiskReturnHeading	Innovator McKinley Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
1.	On the Effective Date, the “Annual Fund Operating Expenses” table (excluding the footnotes) in the Fund Summary portion of the Prospectus is deleted in its entirety and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
2.	On the Effective Date, the “Expense” example table in the Fund Summary portion of the Prospectus is hereby revised as follows:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	* * * Please keep this supplement for future reference. This supplement is dated November 13, 2015.
Innovator McKinley Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.59%
(Less fees waived/expenses reimbursed)	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 244
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	788
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,359
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,911